Annual Total Returns- Telecommunications Fund (Investor Class and Class H) [BarChart] - Investor Class and Class H - Telecommunications Fund - Investor Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(13.85%)	4.51%	17.05%	2.75%	(6.93%)	17.76%	5.82%	(5.26%)	13.42%	10.05%